Consolidated Statement of Changes in Equity $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated deficit USD ($)	Foreign currency reserve USD ($)	Non- controlling interests USD ($)	DSUs USD ($)	DSUs Share capital USD ($) shares	DSUs Contributed surplus USD ($)	RSUs USD ($) shares	RSUs Share capital USD ($) shares	RSUs Contributed surplus USD ($)	Warrants USD ($)	Warrants Share capital USD ($) shares
Equity (in shares) | shares		156,837,187
Equity at Dec. 31, 2015	$ 111,614	$ 948,213	$ 293,332	$ (1,127,655)	$ 567	$ (2,843)
Equity (in shares) | shares		174,749,630
Net loss	(21,687)			(21,112)		(575)
Net Offering proceeds (note 19)	$ 28,199	$ 28,199
Options exercised (in shares) | shares	443,589	435,287						146,211		80,945	80,945
Options exercised	$ 496	$ 835	(339)				$ (266)	$ 299	$ (565)	$ (122)	$ 161	$ (283)
Share distribution plan	3,402		3,402
Other comprehensive income (loss):
Defined benefit plan actuarial loss	(361)			(361)
Foreign currency translation differences	268				151	117
Equity at Dec. 31, 2016	121,543	$ 977,707	295,547	(1,149,128)	718	(3,301)
Equity (in shares) at Dec. 31, 2016 | shares		174,749,630
Equity (in shares) | shares		174,749,630
Net Offering proceeds (note 19) (in shares) | shares		17,250,000
Equity (in shares) | shares		178,062,667
Net loss	(8,048)			(8,048)		0
Non-dilutive financing (note 20)	$ 12		12
Options exercised (in shares) | shares	1,820,193	1,820,193						181,788		298,556	298,556			1,012,500
Options exercised	$ 3,598	$ 5,762	(2,164)				$ (440)	$ 297	$ (737)	$ (715)	$ 706	$ (1,421)	$ 2,025	$ 2,025
Increase (decrease) through share-based payment transactions, equity	2,745		2,745
Ballard Power Systems Europe NCI adjustment for change in ownership (note 17)	480		(3,446)		625	3,301
Other comprehensive income (loss):
Defined benefit plan actuarial loss	(206)			(206)
Foreign currency translation differences	(1,139)				(1,139)
Equity at Dec. 31, 2017	$ 119,855	$ 986,497	$ 290,536	$ (1,157,382)	$ 204	$ 0
Equity (in shares) at Dec. 31, 2017 | shares		178,062,667
Equity (in shares) | shares		178,062,667